Schedule of Investments(a)
September 30, 2019
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–94.20%
Aerospace & Defense–1.24%
Arconic, Inc.	51,388	$1,336,088
Textron, Inc.	317,917	15,565,216
		16,901,304
Agricultural Products–1.28%
Archer-Daniels-Midland Co.	425,429	17,472,369
Apparel Retail–0.45%
Gap, Inc. (The)	349,728	6,071,278
Asset Management & Custody Banks–2.64%
Bank of New York Mellon Corp. (The)	394,584	17,839,143
State Street Corp.	306,434	18,137,828
		35,976,971
Automobile Manufacturers–2.09%
General Motors Co.	760,641	28,508,825
Automotive Retail–0.34%
Advance Auto Parts, Inc.	27,812	4,600,105
Biotechnology–1.21%
Gilead Sciences, Inc.	259,851	16,469,356
Broadcasting–0.61%
CBS Corp., Class B	207,360	8,371,123
Building Products–1.80%
Johnson Controls International PLC	559,922	24,574,977
Cable & Satellite–2.54%
Charter Communications, Inc., Class A(b)	43,288	17,839,850
Comcast Corp., Class A	371,973	16,768,543
		34,608,393
Communications Equipment–1.81%
Cisco Systems, Inc.	500,075	24,708,706
Construction Machinery & Heavy Trucks–0.77%
Caterpillar, Inc.	82,912	10,472,615
Consumer Finance–0.73%
Ally Financial, Inc.	300,682	9,970,615
Diversified Banks–15.09%
Bank of America Corp.	2,252,565	65,707,321
Citigroup, Inc.	1,010,357	69,795,462
JPMorgan Chase & Co.	416,463	49,013,530
Wells Fargo & Co.	418,467	21,107,476
		205,623,789
Shares		Value
Electrical Components & Equipment–2.88%
Eaton Corp. PLC	247,069	$20,543,787
Emerson Electric Co.	279,928	18,715,986
		39,259,773
Fertilizers & Agricultural Chemicals–2.02%
CF Industries Holdings, Inc.	228,240	11,229,408
Corteva, Inc.	580,928	16,265,984
		27,495,392
Health Care Distributors–1.67%
Cardinal Health, Inc.	229,205	10,816,184
McKesson Corp.	87,403	11,944,494
		22,760,678
Health Care Equipment–0.59%
Medtronic PLC	73,934	8,030,711
Health Care Services–0.94%
CVS Health Corp.	203,930	12,861,865
Hotels, Resorts & Cruise Lines–1.72%
Carnival Corp.	536,587	23,454,218
Household Products–2.03%
Kimberly-Clark Corp.	106,331	15,104,319
Reckitt Benckiser Group PLC (United Kingdom)	160,742	12,536,090
		27,640,409
Independent Power Producers & Energy Traders–0.58%
Vistra Energy Corp.	293,565	7,846,992
Industrial Conglomerates–0.77%
General Electric Co.	1,173,997	10,495,533
Industrial Machinery–0.87%
Ingersoll-Rand PLC	95,704	11,791,690
Integrated Oil & Gas–8.60%
BP PLC, ADR (United Kingdom)	762,037	28,949,786
Chevron Corp.	254,636	30,199,830
Exxon Mobil Corp.	47,635	3,363,507
Royal Dutch Shell PLC, Class A, ADR (United Kingdom)	423,357	24,914,559
Suncor Energy, Inc. (Canada)	943,662	29,800,846
		117,228,528
Integrated Telecommunication Services–1.68%
AT&T, Inc.	605,991	22,930,699
Internet & Direct Marketing Retail–1.41%
eBay, Inc.	492,414	19,194,298

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Comstock Fund

Shares		Value
Investment Banking & Brokerage–3.10%
Goldman Sachs Group, Inc. (The)	87,870	$18,209,300
Morgan Stanley	564,085	24,069,507
		42,278,807
IT Consulting & Other Services–0.97%
Cognizant Technology Solutions Corp., Class A	219,393	13,221,719
Life & Health Insurance–1.00%
MetLife, Inc.	287,313	13,549,681
Managed Health Care–1.69%
Anthem, Inc.	95,835	23,009,984
Multi-line Insurance–2.14%
American International Group, Inc.	522,588	29,108,152
Oil & Gas Exploration & Production–6.79%
Canadian Natural Resources Ltd. (Canada)	498,332	13,259,013
Devon Energy Corp.	698,674	16,810,096
Encana Corp. (Canada)	2,112,841	9,719,069
Hess Corp.	324,577	19,630,417
Marathon Oil Corp.	1,597,108	19,596,515
Noble Energy, Inc.	598,739	13,447,678
		92,462,788
Packaged Foods & Meats–0.47%
Danone S.A. (France)	72,930	6,423,379
Paper Packaging–1.38%
International Paper Co.	450,741	18,849,989
Pharmaceuticals–5.02%
Allergan PLC	75,429	12,693,946
Bristol-Myers Squibb Co.	326,031	16,533,032
Mylan N.V.(b)	441,177	8,726,481
Novartis AG (Switzerland)	87,997	7,639,486
Sanofi, ADR (France)	491,830	22,786,484
		68,379,429
Shares		Value
Property & Casualty Insurance–1.17%
Allstate Corp. (The)	146,738	$15,947,486
Regional Banks–3.46%
Citizens Financial Group, Inc.	467,799	16,546,051
Fifth Third Bancorp	641,326	17,559,506
PNC Financial Services Group, Inc. (The)	92,490	12,963,398
		47,068,955
Semiconductors–3.69%
Intel Corp.	445,109	22,936,467
NXP Semiconductors N.V. (Netherlands)	55,295	6,033,790
QUALCOMM, Inc.	279,746	21,339,025
		50,309,282
Systems Software–1.71%
Microsoft Corp.	167,691	23,314,080
Tobacco–2.63%
Philip Morris International, Inc.	472,447	35,872,901
Wireless Telecommunication Services–0.62%
Vodafone Group PLC (United Kingdom)	4,269,181	8,502,027
Total Common Stocks & Other Equity Interests (Cost $1,143,629,654)		1,283,619,871
Money Market Funds–5.58%
Invesco Government & Agency Portfolio, Institutional Class, 1.83%(c)	26,584,884	26,584,884
Invesco Liquid Assets Portfolio, Institutional Class, 1.98%(c)	18,987,693	18,993,389
Invesco Treasury Portfolio, Institutional Class, 1.79%(c)	30,382,725	30,382,725
Total Money Market Funds (Cost $75,961,223)		75,960,998
TOTAL INVESTMENTS IN SECURITIES–99.78% (Cost $1,219,590,877)		1,359,580,869
OTHER ASSETS LESS LIABILITIES—0.22%		3,005,307
NET ASSETS–100.00%		$1,362,586,176
Investment Abbreviations:
ADR	– American Depositary Receipt
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of September 30, 2019.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
10/04/2019	Canadian Imperial Bank of Commerce	USD	21,588,824	CAD	28,618,145	$13,340
10/04/2019	Canadian Imperial Bank of Commerce	USD	26,926,817	EUR	24,703,502	2,865
11/01/2019	Canadian Imperial Bank of Commerce	GBP	20,248,558	USD	24,953,269	26,272
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Comstock Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
10/04/2019	Deutsche Bank AG	USD	70,756	CAD	93,788	$39
10/04/2019	Goldman Sachs International	CAD	1,713,336	USD	1,298,770	5,473
10/04/2019	Goldman Sachs International	EUR	25,971,310	USD	28,546,088	234,348
10/04/2019	Goldman Sachs International	GBP	1,139,452	USD	1,406,161	5,032
11/01/2019	Goldman Sachs International	GBP	315,936	USD	389,309	375
10/04/2019	Royal Bank of Canada	CHF	3,899,147	USD	3,958,957	51,509
10/04/2019	Royal Bank of Canada	EUR	980,382	USD	1,075,060	6,329
10/04/2019	Royal Bank of Canada	USD	458,345	CAD	608,286	814
11/01/2019	Royal Bank of Canada	CHF	3,800,590	USD	3,822,120	4,191
Subtotal—Appreciation						350,587
Currency Risk
10/04/2019	Canadian Imperial Bank of Commerce	USD	24,852,239	GBP	20,188,659	(27,207)
11/01/2019	Canadian Imperial Bank of Commerce	CAD	28,619,851	USD	21,599,317	(13,946)
11/01/2019	Canadian Imperial Bank of Commerce	EUR	24,617,998	USD	26,889,377	(3,671)
10/04/2019	Citibank N.A.	USD	1,511,491	EUR	1,370,470	(17,519)
10/04/2019	Deutsche Bank AG	USD	76,635	CHF	76,117	(356)
10/04/2019	Goldman Sachs International	CAD	25,940	USD	19,436	(145)
10/04/2019	Goldman Sachs International	USD	973,602	EUR	877,720	(16,786)
11/01/2019	Goldman Sachs International	EUR	128,898	USD	140,733	(78)
10/04/2019	Royal Bank of Canada	CAD	28,162,664	USD	21,106,196	(152,151)
10/04/2019	Royal Bank of Canada	GBP	19,049,207	USD	22,985,086	(438,816)
10/04/2019	Royal Bank of Canada	USD	440,032	CAD	581,722	(924)
10/04/2019	Royal Bank of Canada	USD	3,836,016	CHF	3,823,030	(4,848)
Subtotal—Depreciation						(676,447)
Total Forward Foreign Currency Contracts						$(325,860)

Abbreviations:
CAD	– Canadian Dollar
CHF	– Swiss Franc
EUR	– Euro
GBP	– British Pound Sterling
USD	– U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Comstock Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2019
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2019. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$1,248,518,889	$35,100,982	$—	$1,283,619,871
Money Market Funds	75,960,998	—	—	75,960,998
Total Investments in Securities	1,324,479,887	35,100,982	—	1,359,580,869
Other Investments - Assets*
Forward Foreign Currency Contracts	—	350,587	—	350,587
Other Investments - Liabilities*
Forward Foreign Currency Contracts	—	(676,447)	—	(676,447)
Total Other Investments	—	(325,860)	—	(325,860)
Total Investments	$1,324,479,887	$34,775,122	$—	$1,359,255,009

*	Unrealized appreciation (depreciation).
Invesco V.I. Comstock Fund